Contract Liabilities (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Contract Liabilities [Line Items]
Contract liabilities			¥ 285,945		¥ 289,599		$ 39,174
Contract liability upfront payment (in Dollars) | $		$ 47,884
Milestone payments	¥ 349,523
Revenue			980,650	$ 134,348	221,984	¥ 209,711
Innovent Biologics Suzhou) Co Ltd [Member]
Contract Liabilities [Line Items]
Contract liabilities			349,523
Revenue			¥ 37,485	$ 5,135	¥ 26,049	¥ 24,354